Schedule of Warrant Activity (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Beginning Balance	674,846	562,006	226,006	53,506
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 150.53	$ 180.73	$ 412.26	$ 1,418.98
Weighted Average Remaining Life (Years), Outstanding, Beginning Balance		4 years 6 months 3 days	4 years 25 days	3 years 1 month 20 days
Intrinsic Value, Outstanding, Beginning Balance				$ 8,743,588
Number of Warrants, Issued		178,500	336,000	172,500
Weighted Average Exercise Price, Issued		$ 0.10	$ 25.00	$ 100.00
Number of Warrants, Exercised	112,840	65,660
Weighted Average Exercise Price, Exercised	$ 0.1	$ 0.10
Number of Warrants, Forfeited or cancelled
Weighted Average Exercise Price, Forfeited or cancelled
Number of Warrants, Outstanding, Ending Balance	562,006	674,846	562,006	226,006	53,506
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 180.73	$ 150.53	$ 180.73	$ 412.26	$ 1,418.98
Intrinsic Value, Outstanding, Ending Balance					$ 8,743,588
Number of Warrants, Exercised	(112,840)	(65,660)
Weighted Average Remaining Life (Years), Outstanding, Ending Balance	4 years 3 days	4 years 4 months 17 days
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Beginning Balance			226,006	53,506	52,646
Weighted Average Exercise Price, Outstanding, Beginning Balance			$ 412.26	$ 1,418.98	$ 428.00
Weighted Average Remaining Life (Years), Outstanding, Beginning Balance				4 years 25 days	3 years 1 month 20 days	10 months 9 days
Intrinsic Value, Outstanding, Beginning Balance				$ 8,743,588	$ 14,654,296
Number of Warrants, Issued				172,500	56,037
Weighted Average Exercise Price, Issued				$ 100.00	$ 1,437.89
Number of Warrants, Exercised					55,032
Weighted Average Exercise Price, Exercised					$ 487.63
Number of Warrants, Forfeited or cancelled					145
Weighted Average Exercise Price, Forfeited or cancelled					$ 425.00
Number of Warrants, Outstanding, Ending Balance				226,006	53,506	52,646
Weighted Average Exercise Price, Outstanding, Ending Balance				$ 412.26	$ 1,418.98	$ 428.00
Intrinsic Value, Outstanding, Ending Balance					$ 8,743,588	$ 14,654,296
Number of Warrants, Exercised					(55,032)